Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 01, 2012
Acquisitions [Abstract]
Property, plant and equipment, net				$ 119,595
Current assets				6,852
Other long-term assets				7,525
Goodwill	31,184	28,223	28,152	1,679
Total assets acquired				135,651
Current liabilities				3,409
Long-term debt, excluding current portion				14,233
Other long-term liabilities				15,855
Total liabilities assumed				33,497
Net assets acquired				$ 102,154